Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 25,256	$ 20,910
Cost of goods sold	6,310	6,587
Gross margin	$ 18,946	$ 14,323
Gross margin %	75.00%	68.00%
Europe [Member]
Revenue	$ 10,931	$ 10,572
Cost of goods sold	2,585	3,191
Gross margin	$ 8,346	$ 7,381
Gross margin %	76.00%	70.00%
Rest of World [Member]
Revenue	$ 14,325	$ 10,338
Cost of goods sold	3,725	3,396
Gross margin	$ 10,600	$ 6,942
Gross margin %	74.00%	67.00%